Investments under Resale Agreements and Obligations under Repurchase Agreements (Details) - Schedule of selling financial instruments - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Securities from Chilean Government and the Chilean Central Bank:
Total	$ 969,808,000	$ 380,055,000
Instruments from other domestic institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	399,000	131,000
Instruments from other foreign institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Time deposits in Chilean financial institutions [Member] | Instruments from other domestic institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	399,000	131,000
Securities from Government or foreign Central Banks [Member] | Instruments from other foreign institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Due Within 1 Year [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	969,808,000	380,018,000
Due Within 1 Year [Member] | Instruments from other domestic institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	399,000	127,000
Due Within 1 Year [Member] | Instruments from other foreign institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Due Within 1 Year [Member] | Time deposits in Chilean financial institutions [Member] | Instruments from other domestic institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	399,000	127,000
Due Within 1 Year [Member] | Securities from Government or foreign Central Banks [Member] | Instruments from other foreign institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
More Than 3 Months To 1 Year [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total		37,000
More Than 3 Months To 1 Year [Member] | Instruments from other domestic institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total		4,000
More Than 3 Months To 1 Year [Member] | Instruments from other foreign institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
More Than 3 Months To 1 Year [Member] | Time deposits in Chilean financial institutions [Member] | Instruments from other domestic institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total		4,000
More Than 3 Months To 1 Year [Member] | Securities from Government or foreign Central Banks [Member] | Instruments from other foreign institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Later than one year [member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Later than one year [member] | Instruments from other domestic institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Later than one year [member] | Instruments from other foreign institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Later than one year [member] | Time deposits in Chilean financial institutions [Member] | Instruments from other domestic institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Later than one year [member] | Securities from Government or foreign Central Banks [Member] | Instruments from other foreign institutions [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	969,409	379,924,000
Securities from Chilean Government and the Chilean Central Bank [Member] | Chilean Central Bank Bonds [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member] | Chilean Central Bank Notes [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	461,961
Securities from Chilean Government and the Chilean Central Bank [Member] | Other securities from the Government and the Chilean Central Bank [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	507,448	379,924,000
Securities from Chilean Government and the Chilean Central Bank [Member] | Due Within 1 Year [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	969,409	379,891,000
Securities from Chilean Government and the Chilean Central Bank [Member] | Due Within 1 Year [Member] | Chilean Central Bank Bonds [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member] | Due Within 1 Year [Member] | Chilean Central Bank Notes [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	461,961
Securities from Chilean Government and the Chilean Central Bank [Member] | Due Within 1 Year [Member] | Other securities from the Government and the Chilean Central Bank [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total	507,448	379,891,000
Securities from Chilean Government and the Chilean Central Bank [Member] | More Than 3 Months To 1 Year [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total		33,000
Securities from Chilean Government and the Chilean Central Bank [Member] | More Than 3 Months To 1 Year [Member] | Chilean Central Bank Bonds [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member] | More Than 3 Months To 1 Year [Member] | Chilean Central Bank Notes [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member] | More Than 3 Months To 1 Year [Member] | Other securities from the Government and the Chilean Central Bank [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total		33,000
Securities from Chilean Government and the Chilean Central Bank [Member] | Later than one year [member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member] | Later than one year [member] | Chilean Central Bank Bonds [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member] | Later than one year [member] | Chilean Central Bank Notes [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total
Securities from Chilean Government and the Chilean Central Bank [Member] | Later than one year [member] | Other securities from the Government and the Chilean Central Bank [Member]
Securities from Chilean Government and the Chilean Central Bank:
Total